BORROWINGS - Narrative (Details) $ in Thousands		6 Months Ended
	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 01, 2025 USD ($)	Mar. 19, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings		$ 94,500	$ 18,000
Principal repayment		$ 23,381	$ 0
Wells Fargo Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 165			$ 100
Uncommitted incremental facilities cap	50			10
Maximum leverage ratio		3.00
Wells Fargo Credit Agreement | Federal Funds Rate Plus
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		0.50%
Wells Fargo Credit Agreement | Adjusted Term Secured Overnight Finance Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		1.00%
Wells Fargo Credit Agreement | Applicable Margin
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		2.50%
Wells Fargo Credit Agreement | Secured Overnight Financing Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate		0.10%
Wells Fargo Credit Agreement | Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount					$ 25,000
Wells Fargo Credit Agreement | Revolving Credit Facility 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount					$ 25,000
Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 75			$ 75
Proceeds from borrowings		$ 75,000
Percentage of borrowing	15.00%
Revolving Credit Facility 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity	$ 90
Proceeds from borrowings		19,500
Undrawn borrowing facilities		$ 70,500